UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5022
Skyline Funds
(Exact name of registrant as specified in charter)
311 South Wacker Drive, Suite 4500 Chicago, IL		60606
(Address of principal executive offices)		(Zip code)
William M. Dutton Skyline Funds 311 South Wacker Drive, Suite 4500 Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:		(312) 913-0900

Date of fiscal year end:	12/31/07

Date of reporting period:	9/30/07

Item 1. Schedule of Investments.

PORTFOLIO HOLDINGS as of September 30, 2007

	COMPANY	NUMBER	MARKET
	DESCRIPTION	SHARES	VALUE
COMMON STOCKS

Autos & Transportation - 5.5%
Autos - 1.1%
American Axle & Mfg. Holdings, Inc.	Auto parts manufacturer	238,647	$6,025,837

Other Transportation - 4.4%
AirTran Holdings, Inc. (a)	Regional airline	431,962	4,250,506
CAI International, Inc. (a)	Container leasing firm	337,800	4,762,980
Horizon Lines Inc.	Container ship operator	20,300	619,759
Ryder System, Inc.	Truck leasing company	103,000	5,047,000
SkyWest, Inc.	Regional Airline	379,862	9,561,127
			24,241,372

Total Autos & Transportation			30,267,209

Consumer Discretionary - 15.4%
Commercial Services - 4.3%
CBIZ, Inc. (a)	Accounting and employee services	1,032,600	8,209,170
Heidrick & Struggles Intl., Inc.	Executive search and leadership consulting services	223,565	8,148,944
Spherion Corporation (a)	Staffing services	901,700	7,448,042
			23,806,156

Consumer Products/Services - 3.1%
Acco Brands Corp (a)	Office products manufacturer	333,400	7,481,496
The Toro Company	Turf maintenance products	164,238	9,662,122
			17,143,618

Printing/Publishing - 1.9%
Consolidated Graphics, Inc. (a)	Printing Services	162,470	10,201,491

Retail - 6.1%
Big 5 Sporting Goods Corporation	Regional sporting goods retailer	490,722	9,176,501
Jos. A. Bank Clothiers, Inc. (a)	Men’s clothing retailer	442,853	14,800,147
MarineMax, Inc. (a)	Recreational boat retailer	267,600	3,896,256
Talbots, Inc.	Women’s clothing retailer	308,400	5,551,201
			33,424,105

Total Consumer Discretionary			84,575,370

Consumer Staples - 1.1%
B&G Foods, Inc.	Food company	470,800	6,026,240

Total Consumer Staples			6,026,240

Financial Services - 27.1%
Banks/Thrifts - 4.3%
Prosperity Bancshares, Inc.	Regional bank	346,650	11,494,914
Provident Bankshares Corporation	Commercial bank	386,200	12,099,646
			23,594,560

Insurance - 13.1%
Aspen Insurance Holdings Limited	Property & casualty reinsurance	507,773	14,171,944
Delphi Financial Group, Inc.	Accident & health insurance	282,129	11,403,654
RAM Holdings, Inc. (a)	Financial guaranty reinsurance	622,414	5,788,450
Reinsurance Group of America, Inc.	Life reinsurer	319,047	18,086,774
Seabright Insurance Holdings (a)	Property & casualty insurance	522,116	8,912,520
The Hanover Insurance Group, Inc.	Property & casualty insurance	305,400	13,495,626
			71,858,968

Other Financial Services - 7.0%
CompuCredit Corporation (a)	Sub-prime credit cards	254,731	5,530,210
Cowen Group, Inc. (a)	Investment bank	388,433	5,368,144
Financial Federal Corporation	Equipment financing	234,300	6,562,743
Hercules Technology Growth Capital, Inc.	Business development company	364,700	4,839,569
MCG Capital Corporation	Business development company	529,194	7,615,102
TradeStation Group, Inc. (a)	Online broker/dealer	529,900	6,183,933
United Pan Am Financial Corp. (a)	Sub-prime auto lender	283,019	2,332,078
			38,431,779

Real Estate Investment Trusts - 2.7%
iStar Financial Inc.	Commercial real estate lender	439,173	14,927,490

Total Financial Services			148,812,797

Health Care - 4.0%
Health Care Services - 4.0%
Alliance Imaging, Inc. (a)	Imaging services	21,800	197,508
Centene Corporation (a)	Medicaid managed care	765,112	16,457,559
Five Star Quality Care, Inc. (a)	Operator of assisted living facilities	662,000	5,441,640

Total Health Care			22,096,707

Materials & Processing - 8.9%
Building/Construction Products - 2.6%
NCI Building Systems, Inc. (a)	Metal buildings	332,831	14,381,628

Engineering & Construction - 1.5%
Comfort Systems USA, Inc.	HVAC installation	573,400	8,142,280

Other Materials/Metals - 2.2%
Walter Industries, Inc.	Metallurgical coal	452,506	12,172,411

Specialty Chemicals - 2.6%
Cytec Industries Inc.	Specialty chemicals	206,665	14,133,819

Total Materials & Processing			48,830,138

Other Energy - 2.5%
Equipment & Services - 1.5%
Key Energy Services, Inc. (a)	Workover services provider	479,534	8,152,078

Exploration & Production - 1.0%
Edge Petroleum Corporation (a)	Oil & gas producer	419,700	5,388,948

Total Other Energy			13,541,026

Producer Durables - 7.4%
Diversified Manufacturing - 4.8%
Carlisle Companies Incorporated	Industrial conglomerate	260,152	12,643,387
Crane Co.	Industrial conglomerate	288,333	13,831,334
			26,474,721
Machinery - 1.3%
Tennant Company	Manufacturer of floor care products	146,600	7,139,420

Production Technology Equipment - 1.3%
Mattson Technology (a)	Manufacturer of equipment to produce semiconductors	440,900	3,813,785
Rudolph Technologies, Inc. (a)	Manufacturer of equipment to produce semiconductors	259,500	3,588,885
			7,402,670

Total Producer Durables			41,016,811

Technology - 20.0%
Distribution - 1.6%
Synnex Corporation (a)	Distributor of PCs and peripherals	435,804	8,960,130

Electronic Components - 5.8%
AMIS Holding, Inc. (a)	Manufacturer of analog semiconductors	821,470	7,976,474
Fairchild Semiconductor Int’l., Inc. (a)	Semiconductors	495,331	9,252,783
IXYS Corporation (a)	Power semiconductor manufacturer	477,000	4,975,110
SMART Modular Technologies (WWH), Inc. (a)	Manufacturer of memory modules	667,459	4,772,332
TTM Technologies, Inc. (a)	Manufacturer of printed circuit boards	410,000	4,743,700
			31,720,399

Other Technology - 4.6%
Benchmark Electronics, Inc. (a)	Contract manufacturer	343,989	8,211,017
Electronics for Imaging, Inc. (a)	Products that support color printing	472,932	12,702,954
Super Micro Computer, Inc. (a)	Manufacturer of specialized servers	462,200	4,511,072
			25,425,043
Services - 5.4%
Perot Systems Corp. (a)	IT consulting	903,123	15,271,810
Syniverse Holdings, Inc. (a)	Services for wireless carriers	493,300	7,843,470
TNS Inc. (a)	Provider of data networks to process credit card transactions	413,100	6,634,386
			29,749,666
Software - 0.4%
Borland Software Corporation (a)	Software development tools	546,500	2,377,275

Telecommunications - 2.2%
Arris Group, Inc. (a)	Manufacturer of equipment for broadband networks	524,924	6,482,811
Harris Stratex Networks, Inc. (a)	Manufacturer of microwave radios	312,239	5,454,815
			11,937,626

Total Technology			110,170,139

Utilities - 1.9%
Telecommunication Services - 1.9%
Cincinnati Bell, Inc. (a)	Local wireline and wireless services	2,086,034	10,305,008

Total Utilities			10,305,008

TOTAL COMMON STOCKS - 93.8% (Cost $481,545,699)			515,641,445

MONEY MARKET INSTRUMENTS
Deutsche Bank Commercial Paper, due 10/01/07			24,935,000
US Bank Commercial Paper, 4.65%, due 10/01/07			11,228,666

TOTAL MONEY MARKET INSTRUMENTS - 6.6% (Cost $36,163,666)			36,163,666

TOTAL INVESTMENTS - 100.4% (Cost $517,709,365)			551,805,111

OTHER ASSETS LESS LIABILITIES - (0.4)%			(1,882,455)

NET ASSETS - 100%			$549,922,656

(a)  Non-income producing security.

See accompanying notes to financial statements.

Notes to Schedule of Portfolio Holdings:

•                                          Security valuation – Investments are stated at value. Each equity security traded on a securities exchange shall be valued at the last current sale price as of the time of valuation on the exchange on which the security is principally traded (the “principal exchange”), or lacking any current reported sale on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded in the Nasdaq Stock Market (“Nasdaq”) shall be valued at the Nasdaq Official Closing Price (“NOCP”), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation on Nasdaq, or lacking any current reported sale on Nasdaq at the time of valuation, at the most recent bid quotation on Nasdaq. For certain fixed-income securities, Skyline Funds’ Board of Trustees has authorized the use of market valuations provided by an independent pricing service. Short-term instruments with sixty days or less to maturity are valued at amortized cost which approximates market value. Securities or other assets for which market quotations are not readily available, which may include certain restricted securities, are valued at a fair value as determined in good faith by the Skyline Funds’ Board of Trustees or a committee thereof.

•                                          Security transactions – Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

•                                          Federal income taxes – Cost of investments for federal income tax purposes was substantially the same as book cost of $517,709,365 on September 30, 2007, net unrealized appreciation was $34,095,746, consisting of gross unrealized appreciation of $62,587,632 and gross unrealized depreciation of $28,491,886.

Item 2. Controls and Procedures.

(a)   The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Skyline Funds

By (Signature and Title)*	/s/ William M. Dutton	William M. Dutton, President

Date		November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William M. Dutton	William M. Dutton, President

Date		November 15, 2007

By (Signature and Title)*	/s/ Anthony I. Nanni	Anthony I. Nanni, Treasurer

Date		November 15, 2007

* Print the name and title of each signing officer under his or her signature.